Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2023-3

Collection Period	03/01/25-03/31/25
Determination Date	4/9/2025
Distribution Date	4/15/2025

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$773,980,714.81
2.	Collections allocable to Principal		$28,117,939.05
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,803,165.34
5.	Pool Balance on the close of the last day of the related Collection Period		$744,059,610.42
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		44,919
7.	Initial Pool Balance		$1,522,843,120.68
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$51,896,060.78	$31,739,954.94
	c. Class A-2b Floating Rate Note Balance	$25,142,007.22	$15,377,008.67
	d. Class A-3 Note Balance	$458,400,000.00	$458,400,000.00
	e. Class A-4 Note Balance	$93,890,000.00	$93,890,000.00
	f. Class B Note Balance	$39,590,000.00	$39,590,000.00
	g. Class C Note Balance	$45,680,000.00	$45,680,000.00
	h. Class D Note Balance	$36,540,000.00	$36,540,000.00
	i. Note Balance (sum a - h)	$751,138,068.00	$721,216,963.61
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.1478942	0.0904530
	c. Class A-2b Floating Rate Note Pool Factor	0.1478942	0.0904530
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5007587	0.4808113
10.	Overcollateralization Target Amount		$22,842,646.81
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$22,842,646.81
12.	Weighted Average Coupon		10.68%
13.	Weighted Average Original Term	months	65.86
14.	Weighted Average Remaining Term	months	41.37
15.	30 day Average SOFR for the accrual period ending 4/14/2025		4.34867%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 4/14/2025		4.94867%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$6,590,396.62
	b. Liquidation Proceeds allocable to Finance Charge		$2,555.86
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$6,592,952.48
18.	Principal:
	a. Collections allocable to Principal		$28,117,939.05
	b. Liquidation Proceeds allocable to Principal		$796,605.16
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$28,914,544.21
19.	Total Finance Charge and Principal Collections (17d + 18d)		$35,507,496.69
20.	Interest Income from Collection Account		$108,103.90
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$35,615,600.59

Available Funds
23.	Available Collections	$35,615,600.59
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$35,615,600.59
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$644,983.93
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$644,983.93
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$247,371.22
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$247,371.22
	i. Class A-2b Monthly Interest	$100,226.82
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$100,226.82
	m. Class A-3 Monthly Interest	$2,016,960.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$2,016,960.00
	q. Class A-4 Monthly Interest	$411,551.17
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$411,551.17
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$180,464.42
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$180,464.42
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$213,554.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$213,554.00
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$196,098.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$196,098.00

36.	Quaternary Principal Distributable Amount	$7,078,457.58
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$11,089,667.14
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$22,842,646.81
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$6,592,952.48
	b. Total Daily Deposits of Principal Collections	$28,914,544.21
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$108,103.90
	e. Total Deposits to Collection Account (sum a - d)	$35,615,600.59
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$644,983.93
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$33,287,330.02
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,683,286.64
	f. Total Withdrawals from Collection Account (sum a - e)	$35,615,600.59
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$247,371.22
	c. Class A-2b Interest Distribution	$100,226.82
	d. Class A-3 Interest Distribution	$2,016,960.00
	e. Class A-4 Interest Distribution	$411,551.17
	f. Class B Interest Distribution	$180,464.42
	g. Class C Interest Distribution	$213,554.00
	h. Class D Interest Distribution	$196,098.00
	i. Class A-1 Principal Distribution	$0.00
	j. Class A-2a Principal Distribution	$20,156,105.84
	k. Class A-2b Principal Distribution	$9,764,998.55
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$33,287,330.02
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$20,403,477.06
	c. Class A-2b Distribution	$9,865,225.37
	d. Class A-3 Distribution	$2,016,960.00
	e. Class A-4 Distribution	$411,551.17
	f. Class B Distribution	$180,464.42
	g. Class C Distribution	$213,554.00
	h. Class D Distribution	$196,098.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$33,287,330.02

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$1,683,286.64
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$1,683,286.64
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,807,107.80
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,807,107.80
51.	Investment Earnings	$13,796.92
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,820,904.72
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$13,796.92
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,807,107.80
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$644,983.93
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$33,287,330.02
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$1,683,286.64
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$13,796.92
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$20,403,477.06
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$9,865,225.37
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$2,016,960.00
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$411,551.17
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$180,464.42
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$213,554.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$196,098.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$1,683,286.64

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	1,226	$25,323,785.94
	b. 61 to 90 days past due	520	$10,802,405.05
	c. 91 to 120 days past due	130	$2,441,886.25
	d. 121 or more days past due	1	$13,232.14
	e. Total Past Due (sum a - d)	1,877	$38,581,309.38
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		5.1852%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	114	$1,803,165.34
77.	Recoveries	201	$799,161.02
78.	Net Losses (Ln 76 - Ln 77)		$1,004,004.32
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.1297%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	2,363	$49,369,906.34
81.	Recoveries	1,762	$17,544,180.42
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$31,825,725.92
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		2.0899%
84.	Average Net Loss on Defaulted Receivables		$13,468.36

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$8,904,396.77
86.	Pool Balance on the close of the last day of the preceding Collection Period		$773,980,714.81
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		1.15%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 9, 2025

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer